FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of fair value of assets and liabilities [Abstract]
Disclosure of detailed information about carrying amount and the fair value of the assets and liabilities [Text Block]
The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Carrying amount	Fair Value	Carrying amount	Fair Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	8,909,861	8,909,861	10,701,855	10,701,855
Debt instruments at fair value through OCI (1)	3,329,738	3,329,738	-	-
Debt instruments at amortized cost	3,481,928	3,461,616	4,157,568	4,131,688
Derivative financial instruments	1,843,708	1,843,708	1,134,372	1,134,372
Equity securities at fair value	1,639,948	1,639,948	1,517,830	1,517,830
Loans and advances to customers and financial institutions, net	163,583,285	167,551,429	152,244,991	149,162,071
Investment property	1,732,873	1,732,873	1,657,409	1,657,409
Investments in associates (2)	1,119,973	1,119,973	757,886	757,886
Equity securities - Assets held for sale	-	-	2,486	2,486
Total	185,641,314	189,589,146	172,174,397	169,065,597
Liabilities
Deposits by customers	142,128,471	142,860,996	131,959,215	132,779,730
Interbank deposits	1,374,222	1,374,222	1,084,591	1,084,591
Repurchase agreements and other similar secured borrowing	2,315,555	2,315,555	3,236,128	3,236,128
Derivative financial instruments	1,295,070	1,295,070	945,853	945,853
Borrowings from other financial institutions	16,337,964	16,337,964	13,822,152	13,822,152
Preferred shares	583,997	602,597	582,985	662,999
Debt instruments in issue	20,287,233	20,759,456	19,648,714	20,756,154
Total	184,322,512	185,545,860	171,279,638	173,287,607

(1)	For further information, see classification under IFRS 9, as described in Note 32 impacts on application of new standards.
(2)	It corresponds investments in associates P.A Viva Malls. See Note 7 investments in associates and joint ventures

Disclosure of fair value measurement of assets [text block]
The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2018 and 2017:

Financial Assets
Type of instrument	December 31, 2018				December 31, 2017
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	7,170,085	72,083	-	7,242,168	6,013,860	989,287	-	7,003,147
Securities issued or secured by government entities	24,588	12,851	6,407	43,846	9,186	26,852	-	36,038
Securities issued by other financial institutions	115,234	338,992	206,950	661,176	177,531	578,196	297,049	1,052,776
Securities issued by foreign governments	397,115	420,524	-	817,639	1,196,963	1,275,031	-	2,471,994
Corporate bonds	61,556	83,317	159	145,032	33,800	100,982	3,118	137,900
Total debt instruments at fair value through profit or loss	7,768,578	927,767	213,516	8,909,861	7,431,340	2,970,348	300,167	10,701,855
Debt instruments at fair value through OCI (1)
Securities issued by other financial institutions	-	186,250	-	186,250	-	-	-	-
Securities issued by foreign governments	1,630,379	1,513,109	-	3,143,488	-	-	-	-
Total debt instruments at fair value through OCI	1,630,379	1,699,359	-	3,329,738	-	-	-	-
Total debt instruments	9,398,957	2,627,126	213,516	12,239,599	7,431,340	2,970,348	300,167	10,701,855
Equity securities
Equity securities	100,233	115	1,539,600	1,639,948	145,250	28,976	1,343,604	1,517,830
Total equity securities	100,233	115	1,539,600	1,639,948	145,250	28,976	1,343,604	1,517,830
Derivative financial instruments
Forwards
Foreign exchange contracts	-	96,426	197,919	294,345	-	78,189	94,121	172,310
Equity contracts	-	968	13	981	-	357	15	372
Total forwards	-	97,394	197,932	295,326	-	78,546	94,136	172,682
Swaps
Foreign exchange contracts	-	1,053,684	145,552	1,199,236	-	482,330	190,228	672,558
Interest rate contracts	2,935	198,697	51,296	252,928	8,171	220,027	45,939	274,137
Total swaps	2,935	1,252,381	196,848	1,452,164	8,171	702,357	236,167	946,695
Options
Foreign exchange contracts	-	6,707	89,511	96,218	-	746	14,249	14,995
Total options	-	6,707	89,511	96,218	-	746	14,249	14,995
Total derivative financial instruments	2,935	1,356,482	484,291	1,843,708	8,171	781,649	344,552	1,134,372
Investment properties
Buildings	-	-	1,483,594	1,483,594	-	-	1,425,585	1,425,585

Financial Assets
Type of instrument	December 31, 2018				December 31, 2017
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Lands	-	-	249,279	249,279	-	-	231,824	231,824
Total investment properties	-	-	1,732,873	1,732,873	-	-	1,657,409	1,657,409
Investment in associates
PA Viva Malls	-	-	1,119,973	1,119,973	-	-	757,886	757,886
Total investment in associates and joint ventures	-	-	1,119,973	1,119,973	-	-	757,886	757,886
Equity securities - Assets held for sale
Assets held for sale	-	-	-	-	-	-	2,486	2,486
Total Equity securities - Assets held for sale	-	-	-	-	-	-	2,486	2,486
Total	9,502,125	3,983,723	5,090,253	18,576,101	7,584,761	3,780,973	4,406,104	15,771,838

Disclosure of fair value measurement of liabilities [text block]
(1)	For further information, see classification under IFRS 9, as described in Note 2.D Significant accounting policies.

Financial liabilities
Type of instrument	December 31, 2018				December 31, 2017
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	(242,844)	(56,171)	(299,015)	-	(122,424)	(20,552)	(142,976)
Equity contracts	-	(7,325)	(260)	(7,585)	-	(3,955)	(515)	(4,470)
Total forwards	-	(250,169)	(56,431)	(306,600)	-	(126,379)	(21,067)	(147,446)
Swaps
Foreign exchange contracts	-	(654,093)	(46,810)	(700,903)	-	(459,789)	(46,034)	(505,823)
Interest rate contracts	(3,887)	(248,436)	(5,655)	(257,978)	(9,347)	(252,660)	(13,634)	(275,641)
Total swaps	(3,887)	(902,529)	(52,465)	(958,881)	(9,347)	(712,449)	(59,668)	(781,464)
Options
Foreign exchange contracts	-	(29,589)	-	(29,589)	-	(16,943)	-	(16,943)
Total options	-	(29,589)	-	(29,589)	-	(16,943)	-	(16,943)
Total derivative financial instruments	(3,887)	(1,182,287)	(108,896)	(1,295,070)	(9,347)	(855,771)	(80,735)	(945,853)
Total	(3,887)	(1,182,287)	(108,896)	(1,295,070)	(9,347)	(855,771)	(80,735)	(945,853)

Disclosure of detailed information about Fair value of assets and liabilities that are not measured at fair value in the Statement of Financial Position [Text Block]
The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the statement of financial position but for which the fair value is disclosed at December 31, 2018 and 2017:

Assets
Type of instrument	December 31, 2018				December 31, 2017
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Debt instruments
Securities issued by the Colombian Government	36,847	13,424	-	50,271	-	12,967	-	12,967
Securities issued or secured by government entities	17,744	386,396	1,449,333	1,853,473	17,204	528,395	1,350,175	1,895,774
Securities issued by other financial institutions	107,959	23,375	12,326	143,660	194,606	21,871	12,007	228,484
Securities issued by foreign governments	130,913	141,652	-	272,565	748,060	302,795	-	1,050,855
Corporate bonds	259,904	53,395	828,348	1,141,647	231,601	49,694	662,313	943,608
Total – Debt instruments	553,367	618,242	2,290,007	3,461,616	1,191,471	915,722	2,024,495	4,131,688
Loans and advances to customers and financial institutions, net	-	-	167,551,429	167,551,429	-	-	149,162,071	149,162,071
Total	553,367	618,242	169,841,436	171,013,045	1,191,471	915,722	151,186,566	153,293,759

Liabilities
Type of instruments	December 31, 2018				December 31, 2017
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Deposits by customers	-	(30,490,414)	(112,370,582)	(142,860,996)	-	(30,440,868)	(102,338,862)	(132,779,730)
Interbank deposits	-	-	(1,374,222)	(1,374,222)	-	-	(1,084,591)	(1,084,591)
Repurchase agreements and other similar secured borrowing	-	-	(2,315,555)	(2,315,555)	-	-	(3,236,128)	(3,236,128)
Borrowings from other financial institutions	-	-	(16,337,964)	(16,337,964)	-	-	(13,822,152)	(13,822,152)
Preferred shares	-	-	(602,597)	(602,597)	-	-	(662,999)	(662,999)
Debt instruments in issue	(9,503,793)	(8,486,088)	(2,769,575)	(20,759,456)	(8,999,118)	(9,534,766)	(2,222,270)	(20,756,154)
Total	(9,503,793)	(38,976,502)	(135,770,495)	(184,250,790)	(8,999,118)	(39,975,634)	(123,367,002)	(172,341,754)

Disclosure of detailed information about items measured at fair value on a non-recurring basis [Text Block]
The Bank measures certain foreclosed assets held for sale based on fair value less costs to sell. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2018				December 31, 2017
	Fair-value hierarchy			Total fair Value	Fair-value hierarchy			Total fair Value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Machinery and equipment	-	-	5,556	5,556	-	-	11,500	11,500
Real estate for residential purposes	-	-	92,052	92,052	-	-	23,854	23,854
Real estate different from residential properties	-	-	24,076	24,076	-	-	1,402	1,402
Collateralized loans (1)	-	-	-	-	-	-	5,417,875	5,417,875
Total	-	-	121,684	121,684	-	-	5,454,631	5,454,631

(1)
From January 1, 2018 onwards, the disclosure of collateralized loans is no longer required, due to the adoption of IFRS 9

Disclosure of detailed information about investment in associates [Text Block]
	December 31, 2018				December 31, 2017
	Fair-value hierarchy			Total fair Value	Fair-value hierarchy			Total fair Value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Investment in Associates - TUYA	-	-	561,285	561,285	-	-	225,548	225,548
Total	-	-	561,285	561,285	-	-	225,548	225,548

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]
The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2018 and 2017:

As of December 31, 2018

	Balance, January 1, 2018	Included in earnings	OCI	Purchases / reclassifications	Settlement	Prepaids	Transfers in to Level 3	Transfers out of Level 3	Balance, December 31, 2018
Debt instruments at fair value though profit or loss
Securities issued or secured by Government entities	-	53	-	1,383	-	-	4,971	-	6,407
Securities issued or secured by other financial entities	297,049	(54,595)	-	29,149	(64,014)	-	5,394	(6,033)	206,950
Corporate bonds	3,118	(3,983)	-	4,159	(2,518)	-	-	(617)	159
Total	300,167	(58,525)	-	34,691	(66,532)	-	10,365	(6,650)	213,516
Derivative financial instruments
Foreign exchange contracts	232,012	25,016	-	230,869	(107,890)	-	(40,898)	(9,108)	330,001
Interest rate contracts	32,305	(13,320)	-	17,561	(9,152)	-	19,106	(859)	45,641
Equity contracts	(500)	-	-	(247)	500	-	-	-	(247)
Total	263,817	11,696	-	248,183	(116,542)	-	(21,792)	(9,967)	375,395
Equity securities
Equity securities	1,343,604	131,446	38,648	41,459	(15,557)	-	-	-	1,539,600
Total	1,343,604	131,446	38,648	41,459	(15,557)	-	-	-	1,539,600
Investment in associates
PA Viva Malls	757,886	87,136	-	274,951	-	-	-	-	1,119,973
Total	757,886	87,136	-	274,951	-	-	-	-	1,119,973
Equity securities - Assets held for sale
Assets held for sale	2,486	-	-	-	(2,486)	-	-	-	-
Total	2,486	-	-	-	(2,486)	-	-	-	-

As of December 31, 2017

	Balance, January 1, 2017	Included in earnings	OCI	Purchases / reclassifications	Settlement	Prepaids	Transfers in to Level 3	Transfers out of Level 3	Balance, December 31, 2017
In millions of COP
Debt instruments at fair value
Securities issued or secured by other financial entities	405,099	(70,416)	-	52,316	(58,999)	-	-	(30,951)	297,049
Corporate bonds	14,929	(4,211)	-	5,999	(10,869)	(72)	-	(2,658)	3,118
Total	420,028	(74,627)	-	58,315	(69,868)	(72)	-	(33,609)	300,167
Derivative financial instruments
Foreign exchange contracts	378,385	353	-	231,260	(378,053)	-	103	(36)	232,012
Interest rate contracts	17,596	-	-	34,067	(17,596)	-	(1,762)	-	32,305
Equity contracts	337	-	-	(500)	(337)	-	-	-	(500)
Total	396,318	353	-	264,827	(395,986)	-	(1,659)	(36)	263,817
Equity securities
Equity securities	1,178,678	107,848	26,736	116,743	(41,948)	-	6,950	(51,403)	1,343,604
Total	1,178,678	107,848	26,736	116,743	(41,948)	-	6,950	(51,403)	1,343,604
Investment in associates
PA Viva Malls	388,595	108,868	-	262,918	(2,495)	-	-	-	757,886
Total	388,595	108,868	-	262,918	(2,495)	-	-	-	757,886
Equity securities - Assets held for sale
Assets held for sale	-	-	-	1,345	-	-	1,141	-	2,486
Total	-	-	-	1,345	-	-	1,141	-	2,486

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]	The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.

As of December 31, 2018

Financial instrument	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
Amounts in millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.16% to 0.90%	0.69%	160,056	168,000
TIPS	164,401	Discounted cash	Liquidity risk	0% to 9.38%	3.58%	160,162	167,881
		flow	Prepayment Speed	n/a	n/a	164,102	163,602
Other bonds	34,961	Discounted cash flow	Yield	0.14% to 0.89%	0.60%	33,700	36,299
			Liquidity risk	2.80% to 3.48%	3.04%	33,142	35,678
Securitizations	5,394	Discounted cash flow	Yield	2.04%	2.04%	5,376	5,421
Multilateral bonds	2,194	Discounted cash flow	Yield	( 0.05%)	(0.05%)	2,187	2,197
Securities issued by other financial institutions	206,950
Securities issued by foreign governments
Governments bonds	6,407	Discounted cash flow	Yield	0.32%	0.32%	6,406	6,413
Securities issued by foreign governments	6,407
Corporate bonds	159	Discounted cash flow	Yield	0.27%	0.27%	159	160
Total debt instruments	213,516
Equity securities
Equity securities	1,539,600	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	141,501	Discounted cash flow	Credit spread	0% to 21.55%	2.96%	140,844	155,113
Swaps	144,383	Discounted cash flow	Credit spread	0% to 54.30%	2.58%	139,506	136,941
Options	89,511	Black-Scholes	Credit spread	0% to 18.81%	0.77%	88,834	89,876
Investment in associates	375,395
P.A Viva Malls	1,119,973	Price-based	Price	n/a	n/a	n/a	n/a
Assets held for sale	-	n/a	n/a	n/a	n/a	n/a	n/a

As of December 31, 2017

Financial instrument	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
Amounts in millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.43% to 10.35%	0.63%	225,867	235,382
TIPS	236,236	Discounted cash flow	Liquidity risk Premium	0% to 10.35%	4.48%	226,007	235,228

Financial instrument	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
			Prepayment Speed	n/a	n/a	231,087	230,152
Other bonds	41,776	Discounted cash flow	Yield	(0.11%) to 0.76%	0.81%	35,305	38,282
Securitizations	10,919	Discounted cash flow	Yield	2.24% to (3.43%)	(1.19%)	10,825	11,014
Time deposit	8,118	Discounted cash flow	Yield	1.77% to 1.86%	1.81%	8,056	8,184
Securities issued by other financial institutions	297,049
Corporate bonds	3,118	Discounted cash flow	Yield	(0.11%) to 0.76%	0.81%	3,292	2,985
Total debt instruments	300,167
Equity securities
Equity securities	1,343,604	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Options	14,249	Black-Scholes	Recovery rate	0.06% to 23.75%	4.99%	14,142	14,280
Forward	73,069	Discounted cash flow	Credit spread	0% to 16.54%	2.41%	72,886	73,263
Swaps	176,499	Discounted cash flow	Credit spread	0% to 21.31%	1.95%	170,701	182,343
Investment in associates
P.A Viva Malls	757,886	Price-based	Price	n/a	n/a	n/a	n/a
Equity securities - Assets held for sale
Assets held for sale	2,486	Price-based	Price	n/a	n/a	n/a	n/a